Warranty Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Guarantor Obligations [Line Items]
Beginning balance	$ 26,024	162,133	131,689
Warranty provision	5,314	33,108	64,730
Warranty reversal	(1,598)	(9,958)	(30,615)
Warranty claims	(1,190)	(7,414)	(3,671)
Ending balance	$ 28,550	177,869	162,133